POST-EMPLOYMENT BENEFITS - Change in Defined Benefit Obligation and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in fair value of plan assets
Net liability at end of year	$ 771	$ 1,018
Defined benefit pension plan
Changes in defined benefit obligation
Net defined benefit liability (asset) at beginning of period	917
Service cost	41	35
Interest cost / interest income	20	22
Actuarial (gain) loss due to financial assumption changes	(123)	297
Actuarial (gain) loss due to demographic assumption changes	15	(27)
Actuarial experience adjustments	16	14
Net defined benefit liability (asset) at end of period	634	917
Changes in fair value of plan assets
Net defined benefit liability (asset) at beginning of period	917
Interest cost / interest income	20	22
Return on plan assets (excluding interest income)	(225)	(147)
Administrative expenses paid from plan assets	10	11
Net defined benefit liability (asset) at end of period	634	917
Net asset at end of year	(75)	0
Net liability at end of year	709	917
Defined benefit pension plan | Defined benefit obligation
Changes in defined benefit obligation
Net defined benefit liability (asset) at beginning of period	3,308	2,927
Defined benefit obligation through business combinations	107	88
Service cost	33	35
Interest cost / interest income	67	83
Participant contributions	2	2
Foreign currency exchange differences	(218)	43
Actuarial (gain) loss due to financial assumption changes	(123)	297
Actuarial (gain) loss due to demographic assumption changes	15	(27)
Actuarial experience adjustments	16	14
Benefits paid from plan assets	(157)	(121)
Benefits paid from employer	(16)	(33)
Net defined benefit liability (asset) at end of period	3,034	3,308
Changes in fair value of plan assets
Net defined benefit liability (asset) at beginning of period	3,308	2,927
Fair value of plan assets through business combinations	107	88
Interest cost / interest income	67	83
Foreign currency exchange differences	(218)	43
Participant contributions	2	2
Benefits paid from plan assets	(157)	(121)
Benefits paid from employer	(16)	(33)
Net defined benefit liability (asset) at end of period	3,034	3,308
Defined benefit pension plan | Fair value of plan assets
Changes in defined benefit obligation
Net defined benefit liability (asset) at beginning of period	(2,391)	(2,194)
Defined benefit obligation through business combinations	(7)	(62)
Interest cost / interest income	(47)	(61)
Participant contributions	(2)	(2)
Foreign currency exchange differences	152	(23)
Benefits paid from plan assets	157	119
Benefits paid from employer	16	32
Net defined benefit liability (asset) at end of period	(2,400)	(2,391)
Changes in fair value of plan assets
Net defined benefit liability (asset) at beginning of period	(2,391)	(2,194)
Fair value of plan assets through business combinations	(7)	(62)
Interest cost / interest income	(47)	(61)
Return on plan assets (excluding interest income)	(225)	(147)
Foreign currency exchange differences	152	(23)
Employer contributions	(64)	(65)
Participant contributions	(2)	(2)
Employer direct settlements	1	0
Benefits paid from plan assets	157	119
Benefits paid from employer	16	32
Administrative expenses paid from plan assets	10	11
Insurance premiums for risk benefits	0	1
Net defined benefit liability (asset) at end of period	(2,400)	(2,391)
Post-employment plan
Changes in defined benefit obligation
Net defined benefit liability (asset) at beginning of period	101
Service cost	2	3
Interest cost / interest income	2	3
Actuarial (gain) loss due to financial assumption changes	(6)	6
Actuarial (gain) loss due to demographic assumption changes	(10)	0
Actuarial experience adjustments	(12)	(5)
Net defined benefit liability (asset) at end of period	62	101
Changes in fair value of plan assets
Net defined benefit liability (asset) at beginning of period	101
Interest cost / interest income	2	3
Return on plan assets (excluding interest income)	0	0
Administrative expenses paid from plan assets	0	0
Net defined benefit liability (asset) at end of period	62	101
Net asset at end of year	0	0
Net liability at end of year	62	101
Post-employment plan | Defined benefit obligation
Changes in defined benefit obligation
Net defined benefit liability (asset) at beginning of period	104	106
Defined benefit obligation through business combinations	6	(1)
Service cost	2	3
Interest cost / interest income	2	3
Participant contributions	3	4
Foreign currency exchange differences	(17)	(1)
Actuarial (gain) loss due to financial assumption changes	(6)	6
Actuarial (gain) loss due to demographic assumption changes	(10)	0
Actuarial experience adjustments	(12)	(5)
Benefits paid from plan assets	(1)	(3)
Benefits paid from employer	(6)	(8)
Net defined benefit liability (asset) at end of period	65	104
Changes in fair value of plan assets
Net defined benefit liability (asset) at beginning of period	104	106
Fair value of plan assets through business combinations	6	(1)
Interest cost / interest income	2	3
Foreign currency exchange differences	(17)	(1)
Participant contributions	3	4
Benefits paid from plan assets	(1)	(3)
Benefits paid from employer	(6)	(8)
Net defined benefit liability (asset) at end of period	65	104
Post-employment plan | Fair value of plan assets
Changes in defined benefit obligation
Net defined benefit liability (asset) at beginning of period	(3)	(4)
Defined benefit obligation through business combinations	0	0
Interest cost / interest income	0	0
Participant contributions	(3)	(2)
Foreign currency exchange differences	0	0
Benefits paid from plan assets	1	(1)
Benefits paid from employer	6	6
Net defined benefit liability (asset) at end of period	(3)	(3)
Changes in fair value of plan assets
Net defined benefit liability (asset) at beginning of period	(3)	(4)
Fair value of plan assets through business combinations	0	0
Interest cost / interest income	0	0
Return on plan assets (excluding interest income)	0	0
Foreign currency exchange differences	0	0
Employer contributions	(4)	(2)
Participant contributions	(3)	(2)
Employer direct settlements	0	0
Benefits paid from plan assets	1	(1)
Benefits paid from employer	6	6
Administrative expenses paid from plan assets	0	0
Insurance premiums for risk benefits	0	0
Net defined benefit liability (asset) at end of period	$ (3)	$ (3)